ACCRUED EXPENSES AND OTHER LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Employees and payroll accruals	$ 7,438	$ 770
Government authorities	8,719	156
Uncertain tax position liability (see note 12 g)	724
Deferred tax liabilities		289
Derivative liabilities	1,779
Accrued restructuring costs (see note 14)	2,257
Professional services accruals	2,149
Hosting, software and web services accruals	1,569
Other accruals	1,606	208
Accrued expenses and other liabilities, total	$ 26,241	$ 1,423